Condensed interim consolidated statements of cash flows (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net income	$ 397	$ 396	$ 809	$ 818
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	559	526	1,109	1,058
Deferred income taxes	14	97	21	183
Share-based compensation expense, net	35	23	53	39
Net employee defined benefit plans expense	24	20	49	41
Employer contributions to employee defined benefit plans	(14)	(13)	(35)	(35)
Non-current contract assets	12	3	31	6
Other	(62)	18	(58)	6
Net change in non-cash operating working capital	241	56	65	(281)
Cash provided by operating activities	1,206	1,126	2,044	1,835
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(735)	(754)	(1,473)	(1,550)
Cash payments for acquisitions, net	(47)	(466)	(251)	(478)
Real estate joint ventures advances	(7)	(8)	(13)	(13)
Real estate joint venture receipts	1	1	2	4
Proceeds on disposition		3	15	6
Other	(7)	3	(7)	(12)
Cash used by investing activities	(795)	(1,221)	(1,727)	(2,043)
FINANCING ACTIVITIES
Dividends paid to holders of Common Shares	(278)	(260)	(557)	(544)
Issue (repayment) of short-term borrowings, net	13		7
Long-term debt issued	1,279	1,543	3,440	4,061
Redemptions and repayment of long-term debt	(1,147)	(1,611)	(3,042)	(3,360)
Issue of shares by subsidiary to non-controlling interests			24
Other	(10)		(15)	(10)
Cash provided (used) by financing activities	(143)	(328)	(143)	147
CASH POSITION
Increase (decrease) in cash and temporary investments, net	268	(423)	174	(61)
Cash and temporary investments, net, beginning of period	415	794	509	432
Cash and temporary investments, net, end of period	683	371	683	371
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(130)	(125)	(280)	(267)
Interest received	3	1	5	1
Income taxes paid, net	$ (52)	$ (33)	$ (108)	$ (179)